Instruments eligible as capital (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Instruments Eligible As Capital
Balance at beginning of the year	$ 11,507	$ 12,056	$ 15,492
Interest accrued, net of gain from repurchase	(2,815)	(882)	2,137
Fair value changes	53	8,192	(5,717)
Own credit transferred to OCI	29	(2,008)	1,051
Repurchase	(6,126)
Effect of changes in exchange rates (OCI)	1,340	(5,851)	(907)
Balance at end of the year	$ 3,988	$ 11,507	$ 12,056